NOTE 13 - Share based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
	Nov. 15, 2024	May 31, 2024	Apr. 26, 2024	Mar. 22, 2024	Feb. 20, 2024	Dec. 15, 2023	Dec. 08, 2023	Oct. 25, 2023	Aug. 18, 2023	Jun. 02, 2023	Apr. 21, 2023	Mar. 13, 2023	Feb. 03, 2023	Dec. 31, 2024	Dec. 31, 2023
Options
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures														214,885	193,071
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 6.23	$ 5.95
Description of method of measuring fair value of instruments or interests														Black-Scholes model
Options Granted #1
Options, Grant Date														Feb. 03, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures													11,286
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 7.7
Weighted average fair value at measurement date, share options granted													$ 43
Options Granted #2
Options, Grant Date														Mar. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures												10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value												$ 5.6
Weighted average fair value at measurement date, share options granted												$ 28
Options Granted #3
Options, Grant Date														Apr. 21, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures											52,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 7
Weighted average fair value at measurement date, share options granted											$ 176
Options Granted #4
Options, Grant Date														Jun. 02, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures										17,143
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value										$ 5.6
Weighted average fair value at measurement date, share options granted										$ 48
Options Granted #6
Options, Grant Date														Aug. 18, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures									8,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 4.55
Weighted average fair value at measurement date, share options granted									$ 19
Options Granted #7
Options, Grant Date														Dec. 08, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures							84,643
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 5.25
Weighted average fair value at measurement date, share options granted							$ 220
Options Granted #8
Options, Grant Date														Dec. 15, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures						8,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 5.6
Weighted average fair value at measurement date, share options granted						$ 24
Options Granted #9
Options, Grant Date														Feb. 20, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					2,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 5.95
Weighted average fair value at measurement date, share options granted					$ 8
Options Granted #10
Options, Grant Date														Feb. 20, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					13,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 5.95
Weighted average fair value at measurement date, share options granted					$ 18
Options Granted #11
Options, Grant Date														Mar. 22, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures				47,144
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 7.35
Weighted average fair value at measurement date, share options granted				$ 175
Options Granted #12
Options, Grant Date														Mar. 22, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures				22,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 7.35
Weighted average fair value at measurement date, share options granted				$ 57
Options Granted #13
Options, Grant Date														Apr. 26, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures			20,000
Options Granted #14
Options, Grant Date														May 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		16,429
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 6.65
Weighted average fair value at measurement date, share options granted		$ 55
Options Granted #15
Options, Grant Date														Nov. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	111,998
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.05
Options Granted #16
Options, Grant Date														Nov. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	5,400
Warrants Granted #1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures								64,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 7.7
Weighted average fair value at measurement date, share options granted								$ 37
WarrantsGrantDate								Oct. 25, 2023
Warrants Granted #2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures			8,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 6.65
Weighted average fair value at measurement date, share options granted			$ 18
WarrantsGrantDate			Apr. 26, 2024